Advances from Federal Home Loan Bank and Other Borrowings - Additional Information (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2010	May 03, 2012	Dec. 31, 2011	May 03, 2012 Marshall And Ilsley Bank	Dec. 31, 2011 Marshall And Ilsley Bank	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum Marshall And Ilsley Bank	Dec. 31, 2011 Minimum
Schedule of Federal Home Loan Bank Advances and Other Borrowings [Line Items]
Advances from Federal Home Loan Bank of Chicago	$ 13,000,000		$ 13,000,000
Minimum, Interest rate of advances			0.30%
Maximum, Interest rate of advances			3.24%
Term mortgage loans used to cover advances can be delinquent						90 years
Percentage of advances that must be covered by mortgage loans on hand								167.00%
Company's loan with the unaffiliated third party, interest rate			6.00%		6.00%
Company's loan with the unaffiliated third party, outstanding balance			1,300,000		1,300,000
Maximum non-performing assets as percentage to tangible capital	65.00%						65.00%
Maximum net loss can incur under loan agreement	250,000						250,000
Expected payment for full settlement of debt		$ 900,000		$ 900,000